Share-based payments - Disclosure of share-based payments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 497	£ 475	£ 509
Cash settled	10	4	4
Total share based payments	507	479	513
Share Value Plan and Deferred Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	319	284	295
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 178	£ 191	£ 214